Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Revenues
Time charter revenue	$ 138,615	$ 143,212	$ 153,205
Operating Expenses
Vessel operating expenses	48,770	46,048	45,588
Depreciation	41,059	40,385	40,343
General and administrative	7,022	6,030	5,784
Other operating income (note 10)	(510)	(411)	(342)
Total operating expenses	96,341	92,052	91,373
Operating Income	42,274	51,160	61,832
Non Operating Income (Expense)
Interest income	64	44	79
Interest expense	(43,872)	(18,846)	(21,178)
Realized loss on interest rate derivatives	(2,801)	(14,045)	(18,402)
Unrealized gain (loss) on interest rate derivatives (note 14)	1,944	14,302	9,725
Income before Income Taxes	6,185	32,615	32,056
Income taxes	(75)	(97)	(128)
Net Income	6,110	32,518	31,928
Net income available to Common Shareholders	4,996	32,518	31,928
Series A Preferred Shares [Member]
Non Operating Income (Expense)
Gain on redemption of Series A Preferred Shares (note 13)	8,576
Series B Preferred Shares [Member]
Non Operating Income (Expense)
Earnings allocated to Series B Preferred Shares (note 13)	(1,114)
Class A Common Stock [Member]
Non Operating Income (Expense)
Net income available to Common Shareholders	$ 4,996	$ 32,518	$ 31,928
Weighted average number of common shares outstanding
Basic (note 17)	47,710,313	47,607,750	47,500,670
Diluted (note 17)	47,823,736	47,767,266	47,611,657
Net Income per share
Basic (note 17)	$ 0.10	$ 0.68	$ 0.67
Diluted (note 17)	$ 0.10	$ 0.68	$ 0.67
Class B Common Stock [Member]
Weighted average number of common shares outstanding
Basic (note 17)	7,405,956	7,405,956	7,405,956
Diluted (note 17)	7,405,956	7,405,956	7,405,956
Net Income per share
Basic (note 17)
Diluted (note 17)